Subsequent Events (Details)				3 Months Ended	6 Months Ended
		Feb. 14, 2025 USD ($) $ / shares $ / item shares	Sep. 23, 2024 USD ($)	Apr. 24, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 16, 2024 USD ($) $ / shares shares	Oct. 07, 2024 shares	Jun. 30, 2024 shares
Subsequent Events [Line Items]
Number of warrant to purchase ordinary shares (in Shares) | shares					314,070
Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount			$ 750,000		$ 25,000,000
Second Closing of First Tranche [Member]
Subsequent Events [Line Items]
Aggregate principal amount					$ 400,000
Number of warrant to purchase ordinary shares (in Shares) | shares							79,599
Subsequent Event [Member]
Subsequent Events [Line Items]
Initial trigger evaluation period		120 days
Second tranche qualification window period		120 days
Optional extension period		60 days
Adjusted floor price percentage on average VWAP		20.00%
Lookback period for VWAP calculation		5 days
Received amount		$ 630,000
Net of original issue discount percentage		10.00%
Placement agent fee paid		$ 44,100
Placement agent fee percentage on gross proceeds		7.00%
Expense pursuant to engagement letter		$ 6,300
Subsequent Event [Member] | Initial Closing of Second Tranche [Member]
Subsequent Events [Line Items]
Face value of convertible notes		700,000
Subsequent Event [Member] | Additional Second Tranche [Member]
Subsequent Events [Line Items]
Face value of convertible notes		300,000
Subsequent Event [Member] | Third Second Tranche [Member]
Subsequent Events [Line Items]
Face value of convertible notes		1,500,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 2,500,000
Subsequent Event [Member] | First Closing of Second Tranche [Member]
Subsequent Events [Line Items]
Net of original issue discount percentage		10.00%
Number of warrant to purchase ordinary shares (in Shares) | shares		700,000
Exercise price (in Dollars per share) | $ / shares		$ 1.69964
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of warrant to purchase ordinary shares (in Shares) | shares						467,800
Share Purchase Commitment, Value						$ 50,000,000
Ordinary shares issued (in Shares) | shares	[1]				15,231,387			14,707,073
Class A Ordinary Shares [Member] | GEM Share Purchase Agreement [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares						$ 3.95
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share price trigger threshold, price per share (in Dollars per share) | $ / shares		$ 2.5
Acceleration trading value trigger		$ 5,000,000
Conversion price (in Dollars per share) | $ / shares		$ 1.69964
Class A Ordinary Shares [Member] | Subsequent Event [Member] | First Closing of Second Tranche [Member]
Subsequent Events [Line Items]
Number of warrant to purchase ordinary shares (in Shares) | shares		202,459
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Floor conversion price (in Dollars per Item) | $ / item		0.282
Forecast [Member] | Second Closing of First Tranche [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 350,000
Forecast [Member] | Third Closing of First Tranche [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 650,000
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares				605,392

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).